Employee compensation (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the year ended December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
	$	$
Cost of revenue	19,222	18,305
General and administrative	16,864	15,494
Sales and marketing	48,040	47,997
Research and development[1]	30,728	26,876
	114,854	108,672
[1]Included in research and development costs was an incremental $1,518 in acquisition related compensation paid to the vendors of acquired businesses compared to the prior year. Investment tax credits included as a reduction in research and development costs for the year ended December 31, 2024 were $590 (2023 - $286).